FAIR VALUE MEASUREMENTS - Liabilities measured at fair value (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Liabilities:
Total liabilities measured at fair value on a recurring basis	$ 758	$ 412
Fair Value, Measurements, Recurring [Member]
Liabilities:
Derivative financial liability	758	412
Total liabilities measured at fair value on a recurring basis	758	412
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Derivative financial liability	0	0
Total liabilities measured at fair value on a recurring basis	0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Derivative financial liability	0	0
Total liabilities measured at fair value on a recurring basis	0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Derivative financial liability	758	412
Total liabilities measured at fair value on a recurring basis	$ 758	$ 412